Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	FIDELITY UNION STREET TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000880797
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2016
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015